Prospectus Supplement

May 2, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Breakout Nations Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Breakout Nations Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging market countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country.

Effective July 31, 2017, the sixth paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Leaders Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be located in more than one country.

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be located in more than one country.

Effective July 31, 2017, the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Small Cap Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser considers a company to be operating in an emerging market country if (i) the principal trading market for its securities is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be located in more than one country.

Effective July 31, 2017, the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Frontier Markets Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser considers a company to be located in a frontier emerging market country if (i) the principal trading market for its securities is in a frontier emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in frontier emerging markets countries or has at least 50% of its assets in frontier emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, a frontier emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country. For example, a company that derives 50% or more of its annual revenues or profits from services performed in a frontier emerging market country can be deemed to be operating in that country even though it was organized under the laws of another country and its principal trading market is also a different country. In addition, certain of the issuers that fall within categories (ii) and (iii) above may or may not have a principal trading market in a frontier emerging market country and, while exposing the Fund's assets to the economic benefits of investing in a frontier emerging market country, may not do so to the same extent as an issuer with a principal trading market in a frontier emerging market country.

Please retain this supplement for future reference.

  IFEMPROSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Emerging Markets Fixed Income Opportunities Portfolio

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the fifth paragraph of the section of the Prospectus entitled "Details of the Fund—Process" is hereby deleted and replaced with the following:

The Adviser considers an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging market countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country.

Please retain this supplement for future reference.

  IFEMFIOPROSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Asia Opportunity Portfolio

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Asia Opportunity Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser considers an issuer to be located in Asia if (i) its principal securities trading market is in Asia, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in Asia or has at least 50% of its assets in Asia or (iii) it is organized under the laws of, or has a principal office in, a country located in Asia. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country.

Please retain this supplement for future reference.

  IFAOPROSPT 5/17

Prospectus Supplement

May 2, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

International Real Estate Portfolio

U.S. Real Estate Portfolio

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Funds—International Real Estate Portfolio—Process" is hereby deleted and replaced with the following:

A company is considered located outside of the United States and Canada if it (a) is not organized under the laws of the United States or Canada, (b) does not have securities which are principally traded on a U.S. or Canadian stock exchange, (c) does not derive at least 50% of its revenues from goods produced or sold, investments made, or services performed in the United States or Canada or does not derive at least 50% of its profits from goods produced or sold, investments made, or services performed in the United States or Canada or (d) does not maintain at least 50% of its assets in the United States or Canada. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Effective July 31, 2017, the third paragraph of the section of the Prospectus entitled "Details of the Funds—U.S. Real Estate Portfolio—Process" is hereby deleted and replaced with the following:

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) it is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States, if it is organized or has a principal office in the United States or has at least 50% of its assets in the United States; and (2) it is considered to be in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Please retain this supplement for future reference.

  IFREPROSPT 5/17

Statement of Additional Information Supplement

May 2, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Active International Allocation Portfolio

Advantage Portfolio

Asia Opportunity Portfolio

Emerging Markets Breakout Nations Portfolio

Emerging Markets Fixed Income Opportunities Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Fundamental Multi-Cap Core Portfolio

Global Advantage Portfolio

Global Core Portfolio

Global Concentrated Portfolio

Global Discovery Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Insight Portfolio

Global Opportunity Portfolio

Global Quality Portfolio

Global Real Estate Portfolio

Growth Portfolio

Insight Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

Multi-Asset Portfolio

Small Company Growth Portfolio

US Core Portfolio

U.S. Real Estate Portfolio

Effective July 31, 2017, the fifth paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies—Foreign Investment" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Advisers may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Effective July 31, 2017, the second sentence of the first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies—Foreign Investment—Emerging Market Securities" is hereby deleted and replaced with the following:

An emerging market security is a security issued by an emerging market foreign government or private issuer. An emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50% of its assets in an emerging market or developing country or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Please retain this supplement for future reference.